RESTRUCTURING (Tables)	12 Months Ended
Aug. 31, 2013
Restructuring and Related Activities [Abstract]
Pretax Restructuring Charges related to 2009 Restructuring
The following table displays the pretax charges incurred by segment under the 2009 Restructuring Plan for the fiscal years ended 2013, 2012 and 2011, as well as the cumulative pretax charges of $723 million under the 2009 Restructuring Plan.

	Year Ended Aug. 31, 2013			Year Ended Aug. 31, 2012			Year Ended Aug. 31, 2011
	Seeds and	Agricultural		Seeds and	Agricultural		Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total	Genomics	Productivity	Total	Genomics	Productivity	Total
Work Force Reductions	$—	$—	$—	$(10)	$—	$(10)	$(21)	$(11)	$(32)
Facility Closures /Exit Costs	—	—	—	—	—	—	26	3	29
Asset Impairments
Property, plant and equipment	—	—	—	—	—	—	4	—	4
Inventory	—	—	—	—	—	—	2	—	2
Other intangible assets	—	—	—	—	—	—	—	—	—
Total Restructuring Charges, Net	$—	$—	$—	$(10)	$—	$(10)	$11	$(8)	$3

	Cumulative Amount through Aug. 31, 2013
	Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total
Work Force Reductions	$229	$99	$328
Facility Closures / Exit Costs	75	81	156
Asset Impairments
Property, plant and equipment	43	5	48
Inventory	119	13	132
Other intangible assets	59	—	59
Total Restructuring Charges, Net	$525	$198	$723

Restructuring Charges by Activity
The following table summarizes the activities related to the company’s 2009 Restructuring Plan.

(Dollars in millions)	Work Force Reductions	Facility Closures / Exit Costs	Asset Impairments	Total
Ending Liability as of Aug. 31, 2010	$153	$44	$—	$197
Restructuring charges recognized in fiscal year 2011	(32)	29	6	3
Cash payments	(110)	(73)	—	(183)
Asset impairments and write-offs	—	—	(6)	(6)
Reversal of acceleration of stock-based compensation expense in additional contributed capital	8	—	—	8
Foreign currency impact	5	—	—	5
Ending Liability as of Aug. 31, 2011	$24	$—	$—	$24
Restructuring charges recognized in fiscal year 2012	(10)	—	—	(10)
Cash payments	(12)	—	—	(12)
Asset impairments and write-offs	—	—	—	—
Reversal of acceleration of stock-based compensation expense in additional contributed capital	—	—	—	—
Foreign currency impact	(2)	—	—	(2)
Ending Liability as of Aug. 31, 2012 and Aug. 31, 2013	$—	$—	$—	$—
Restructuring charges were recorded in the Statements of Consolidated Operations as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Costs of Goods Sold(1)	$—	$—	$(2)
Restructuring Charges, Net(1)(2)	—	10	(1)
Income (Loss) from Continuing Operations Before Income Taxes	—	10	(3)
Income Tax (Expense) Benefit	—	(3)	4
Net Income	$—	$7	$1

(1)
For the fiscal year ended 2011, the $2 million of restructuring charges recorded in cost of goods sold related to the Seeds and Genomics segment. For the fiscal year ended 2012, the $10 million of restructuring reversals recorded in restructuring charges, net, related to the Seeds and Genomics segment. For the fiscal year ended 2011, the $1 million of restructuring charges were split by segment as follows: $(8) million in Agricultural Productivity and $9 million in Seeds and Genomics.

(2)
The restructuring charges for the fiscal years ended 2012 and 2011 included reversals of $10 million and $37 million, respectively, related to the 2009 Restructuring Plan. The reversals primarily related to severance. Although positions originally included in the plan were eliminated, individuals found new roles within the company due to attrition.